Material accounting policies - Schedule of Short Term Accounts Payable (Details)	3 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) investmentProperty	Dec. 31, 2023 USD ($) investmentProperty	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) investmentProperty
Disclosure of financial liabilities [line items]
Construction in-progress		$ 1,622,188	$ 6,421,225		$ 13,369,927
Land		7,431,219	275,230		366,975
Existing properties		4,217,995	5,107,983		2,239,163
Others accounts payables		922,898	1,384,528		652,723
Short-term accounts payable		$ 14,194,300	$ 13,188,966		$ 16,628,788
Number of investment properties that began construction | investmentProperty		12	10		6
Long-term payable		$ 0	$ 7,706,450		$ 7,889,937
Short-term liability		$ 7,431,219
Land
Disclosure of financial liabilities [line items]
Additions other than through business combinations, property, plant and equipment	$ 8,256,912
Quarterly installment amount	$ 91,744
Final payment amount				$ 7,431,218